Shareholders equity - Share capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Apr. 25, 2024	Feb. 15, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
(%)	100.00%			100.00%
Common Stock Price	R$ 57.01			R$ 55.63
Share capital	R$ 19,235,546			R$ 9,235,546
Quantity
Disclosure of classes of share capital [line items]
Quantity				1,324,117,615
Treasury (Note 24.2)
Disclosure of classes of share capital [line items]
Quantity			1,304,117,615
(%)	2.07%			2.63%
Treasury (Note 24.2) | Quantity
Disclosure of classes of share capital [line items]
Quantity	27,085,856			34,765,600
Share Capital
Disclosure of classes of share capital [line items]
Issued capital, ordinary shares		R$ 10,000,000
Share capital	R$ 19,269,281,000	R$ 19,269,281
Share issue related cost	R$ 33,735,000
Share Capital | Quantity
Disclosure of classes of share capital [line items]
Quantity	1,304,117,615	1,304,117,615
Suzano Holding S.A.
Disclosure of classes of share capital [line items]
(%)	28.19%			27.76%
Suzano Holding S.A. | Quantity
Disclosure of classes of share capital [line items]
Quantity	367,612,329			367,612,329
Controller
Disclosure of classes of share capital [line items]
(%)	15.03%			14.81%
Controller | Quantity
Disclosure of classes of share capital [line items]
Quantity	196,065,636			196,065,636
Managements and related persons
Disclosure of classes of share capital [line items]
(%)	2.50%			2.42%
Managements and related persons | Quantity
Disclosure of classes of share capital [line items]
Quantity	32,565,566			32,105,783
Alden Fundo de Investimento em Ações
Disclosure of classes of share capital [line items]
(%)	2.01%			1.98%
Alden Fundo de Investimento em Ações | Quantity
Disclosure of classes of share capital [line items]
Quantity	26,154,744			26,154,744
Controlling Shareholders
Disclosure of classes of share capital [line items]
(%)	47.73%			46.97%
Controlling Shareholders | Quantity
Disclosure of classes of share capital [line items]
Quantity	622,398,275			621,938,492
Other shareholders
Disclosure of classes of share capital [line items]
(%)	50.20%			50.40%
Other shareholders | Quantity
Disclosure of classes of share capital [line items]
Quantity	654,633,484			667,413,523